DEPOSITS	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2019 and 2018 were $285.0 million and $284.9 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2020	$1,752,552
2021	294,579
2022	141,261
2023	37,757
2024	13,272
Thereafter	1,020
Total	$2,240,441